Deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax
Gross losses	£ 82,168	£ 79,740	£ 75,530
Potential deferred tax asset	£ 20,542	£ 19,935	£ 18,947